UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page

Report for the Calendar Year or Quarter Ended:  September 30, 2005

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     JLF Asset Management, LLC

Address:  2775 Via de la Valle, Suite 204
          Del Mar, CA 92014

13F File Number: 028-05321

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Jeffrey Feinberg
Title:    Managing Member
Phone:    (858) 259-3440

Signature, Place and Date of Signing:

/s/ Jeffrey Feinberg             Del Mar, California         November 14, 2005
--------------------             -------------------         -----------------
    [Signature]                     [City, State]                 [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:  None

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         1

Form 13F Information Table Entry Total:    61

Form 13F Information Table Value Total:   $329,207
                                           (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

1.   28-10801             JLF Offshore Fund, Ltd.
     --------             -----------------------


                                                    FORM 13F INFORMATION TABLE
                                                     JLF ASSET MANAGEMENT LLC
                                                             FORM 13F
                                                        September 30, 2005


                                             TITLE                        VALUE   SHRS OR SH/ PUT/  INVSMT   OTHER  VOTING AUTHORITY
NAME OF ISSUER                               OF CLASS         CUSIP      (x$1000) PRN AMT PRN CALL  DISCRT   MGRS  SOLE  SHARED NONE
--------------                               --------         -----      -------- ------- --- ----  ------   ----  ----  ------ ----
AARON RENTS INC                              COM              002535201    1956     92500  SH       DEFINED   1     SOLE
ALLEGHENY TECHNOLOGIES INC                   COM              01741R102    8984    290000  SH       DEFINED   1     SOLE
AMERICAN EAGLE OUTFITERS NE                  COM              02553E106    6047    257000  SH       DEFINED   1     SOLE
AMERICAN STANDARD COMPANIES INC DEL          COM              029712106    5130    110200  SH       DEFINED   1     SOLE
ARMOR HOLDINGS INC                           COM              042260109    8430    196000  SH       DEFINED   1     SOLE
BENIHANA INC                                 CL A             082047200    3208    178696  SH       DEFINED   1     SOLE
CACHE INC                                    COM NEW          127150308    8639    567207  SH       DEFINED   1     SOLE
CAPITAL ONE FINANCIAL CORP.                  COM              14040H105    2306     29000  SH       DEFINED   1     SOLE
CHARDAN CHINA ACQUISITION CORP               COM              159569102    6949    716400  SH       DEFINED   1     SOLE
CHARDAN NORTH CHINA ACQUISITION CORP         UTS              15956A208    4440    600000  SH       DEFINED   1     SOLE
CHARDAN SOUTH CHINA ACQUISITION CORP         UTS              15956C204    4380    600000  SH       DEFINED   1     SOLE
CHARDAN  CHINA ACQUISITION 5.00 EXP 3-15-08  WTS              159569110    4314    910100  SH       DEFINED   1     SOLE
CERADYNE INC                                 COM              156710105    4622    126004  SH       DEFINED   1     SOLE
CHINA BAK BATTERY INC                        COM              16936Y100    6642    900000  SH       DEFINED   1     SOLE
CLARUS CORP                                  COM              182707109    1393    167836  SH       DEFINED   1     SOLE
CMET FINANCE HOLDINGS, INC.                  COM              189758105     690     23000  SH       DEFINED   1     SOLE
DR HORTON INC.                               COM              23331A109    6393    176500  SH       DEFINED   1     SOLE
DATALINK CORP                                COM              237934104       2       500  SH       DEFINED   1     SOLE
DAYSTAR TECHNOLOGIES INC                     COM              23962Q100     330     27300  SH       DEFINED   1     SOLE
DICK'S SPORTING GOODS INC                    COM              253393102    2189     72700  SH       DEFINED   1     SOLE
EVCI CAREER COLLEGES, INC.                   COM              26926P100      10      1500  SH       DEFINED   1     SOLE
ECHELON CORP                                 COM              27874N105     731     79407  SH       DEFINED   1     SOLE
EMRISE CORP                                  COM              29246J101    4371   2300629  SH       DEFINED   1     SOLE
EMRISE CORP WARRANTS 1.73 EXP 1-13-10        W EXP 1/3/2010   292991965     196    700000  SH       DEFINED   1     SOLE
FLOW INTL CORP                               COM              343468104   31135   4033000  SH       DEFINED   1     SOLE
FLOW INTL WARRANTS 4.07 EXP 3-16-10          W EXP 3/16/2010  343990370    1896    403300  SH       DEFINED   1     SOLE
FULL HOUSE RESORTS INC.                      COM              359678109    1983    483600  SH       DEFINED   1     SOLE
GENIUS PRODUCTS INC.                         COM              37229R206    2459   1329034  SH       DEFINED   1     SOLE
GENIUS PRODUCTS WARRANTS 2.56                W EXP 3/7/2010   372991497     178    379747  SH       DEFINED   1     SOLE
GENIUS PRODUCTS WARRANTS 2.78                W EXP 3/7/2010   372991497     163    379747  SH       DEFINED   1     SOLE
GENWORTH FINL INC                            COM CLA          37247D106    1290     40000  SH       DEFINED   1     SOLE
GEOGLOBAL RESOURCES INC                      COM              37249T109    2700    385100  SH       DEFINED   1     SOLE
GOLF GALAXY, INC.                            COM              381639103    8862    555955  SH       DEFINED   1     SOLE
GUESS INC.                                   COM              401617105    3307    154300  SH       DEFINED   1     SOLE
HERBALIFE LTD                                COM USD SHS      G4412G101    3644    120900  SH       DEFINED   1     SOLE
HOMEFED CORPORATION                          COM              43739D307    1727     29780  SH       DEFINED   1     SOLE
IC ISAACS AND COMPANY                        COM              464192103    5467   1065600  SH       DEFINED   1     SOLE
ICONIX BRAND GROUP INC                       COM              451055107   10688   1187538  SH       DEFINED   1     SOLE
PENNY JC CO.                                 COM              708160106    4742    100000  SH       DEFINED   1     SOLE
KB HOME                                      COM              48666K109     351      4800  SH       DEFINED   1     SOLE
MEDICAL PPTYS TRUST INC                      COM              58463J304   20426   2084300  SH       DEFINED   1     SOLE
MERITAGE HOME CORP.                          COM              59001A102    3833     50000  SH       DEFINED   1     SOLE
MONARCH CASINO & RESORT INC                  COM              609027107    2087    122826  SH       DEFINED   1     SOLE
MOVADO GROUP INC                             COM              624580106     876     46800  SH       DEFINED   1     SOLE
NII HLDGS INC                                CL NEW           62913F201    5363     63500  SH       DEFINED   1     SOLE
NANO-PROPRIETARY INC                         COM              63007X108   15819   6563850  SH       DEFINED   1     SOLE
OAKLEY INC.                                  COM              673662102    7352    424000  SH       DEFINED   1     SOLE
OFFICE DEPOT INC.                            COM              676220106   13561    456600  SH       DEFINED   1     SOLE
OXFORD INDS INC                              COM              691497309     957     21200  SH       DEFINED   1     SOLE
PICO HLDGS INC                               COM NEW          693366205   16698    475185  SH       DEFINED   1     SOLE
POLARIS INDS INC.                            COM              731068102    2478     50000  SH       DEFINED   1     SOLE
POLO RALPH LAUREN CORP                       CL A             731572103    2414     48000  SH       DEFINED   1     SOLE
REFCO INC.                                   COM              75866G109    8427    298100  SH       DEFINED   1     SOLE
RUTH'S CHRIS STEAK HOUSE                     COM              783332109    1946    105900  SH       DEFINED   1     SOLE
SERVICES ACQUISITION CORP INTL               UNIT 99/99/9999  817628209    4806    597000  SH       DEFINED   1     SOLE
TOO INC.                                     COM              890333107    6471    235900  SH       DEFINED   1     SOLE
TRUE RELIGION APPAREL INC                    COM              89784N104   30925   1858446  SH       DEFINED   1     SOLE
URBAN OUTFITTERS INC.                        COM              917047102    4542    154500  SH       DEFINED   1     SOLE
WATCHGUARD TECHNOLOGIES INC.                 COM              941105108    1535    357800  SH       DEFINED   1     SOLE
WESTERN ALLIANCE BANCORP                     COM              957638109    2063     73400  SH       DEFINED   1     SOLE
YELLOW ROADWAY CORP                          COM              985577105    3686     89000  SH       DEFINED   1     SOLE


02717.0005 #616663